Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Operating segments | segment	1
Reportable segments | segment	1
Operating Lease, Liability	$ 11
Long-term Debt	703
Accumulated deficit	(433,412)	$ (437,478)	$ (421,361)
Operating Lease, Right-of-Use Asset	7	$ 6	$ 10
Accounting Standards Update 2020-06 [Member]
Significant Accounting Policies [Line Items]
Long-term Debt	800
Accumulated deficit	300
Additional Paid in Capital	$ (1,100)
Patents And Copyrights [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	20 years
Patents And Copyrights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years